Financial income and expenses (Tables)	6 Months Ended
Jun. 30, 2020
Financial income and expenses [Abstract]
Financial income
The following table sets forth financial income and expenses for the six-month periods ended June 30, 2020 and 2019:

	For the six-month period ended June 30,
Financial income	2020	2019
	($ in thousands)
Interest income from loans and credits	5,489	340
Interest rates benefits derivatives: cash flow hedges	184	177
Total	5,673	517

Financial expenses
	For the six-month period ended June 30,
Financial expenses	2020	2019
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(132,221)	(130,644)
- Other debts	(39,300)	(50,387)
Interest rates losses derivatives: cash flow hedges	(38,592)	(29,501)
Total	(210,113)	(210,532)

Other net financial income and expenses
The following table sets out ‘Other net financial income and expenses” for the six-month periods ended June 30, 2020, and 2019:

	For the six-month period ended June 30,
Other financial income / (expenses)	2020	2019
	($ in thousands)
Other financial income	11,468	8,536
Other financial losses	(8,649)	(8,747)
Total	2,819	(211)